Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Index 500 Portfolio
March 31, 2024
VIPIDX-NPRT1-0524
1.799879.120
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,394,186	42,137,674
Verizon Communications, Inc.	1,407,802	59,071,372
		101,209,046
Entertainment - 1.3%
Electronic Arts, Inc.	81,465	10,807,962
Live Nation Entertainment, Inc. (a)	47,550	5,029,364
Netflix, Inc. (a)	144,910	88,008,190
Take-Two Interactive Software, Inc. (a)	53,093	7,883,780
The Walt Disney Co.	614,209	75,154,613
Warner Bros Discovery, Inc. (a)	743,537	6,491,078
		193,374,987
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A (a)	1,973,257	297,823,679
Class C (a)	1,652,118	251,551,487
Match Group, Inc. (a)	90,945	3,299,485
Meta Platforms, Inc. Class A	736,693	357,723,387
		910,398,038
Media - 0.6%
Charter Communications, Inc. Class A (a)	33,066	9,609,972
Comcast Corp. Class A	1,326,790	57,516,347
Fox Corp.:
Class A	81,700	2,554,759
Class B	42,389	1,213,173
Interpublic Group of Companies, Inc.	128,126	4,180,751
News Corp.:
Class A	127,166	3,329,206
Class B (b)	38,549	1,043,136
Omnicom Group, Inc.	66,319	6,417,026
Paramount Global Class B	161,829	1,904,727
		87,769,097
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	174,867	28,541,792
TOTAL COMMUNICATION SERVICES		1,321,292,960
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.1%
Aptiv PLC (a)	93,439	7,442,416
BorgWarner, Inc.	76,967	2,673,834
		10,116,250
Automobiles - 1.3%
Ford Motor Co.	1,306,835	17,354,769
General Motors Co.	386,560	17,530,496
Tesla, Inc. (a)	927,796	163,097,259
		197,982,524
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	3,060,854	552,116,845
eBay, Inc.	173,833	9,174,906
Etsy, Inc. (a)	40,068	2,753,473
		564,045,224
Distributors - 0.1%
Genuine Parts Co.	46,975	7,277,837
LKQ Corp.	89,537	4,782,171
Pool Corp.	12,941	5,221,694
		17,281,702
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	145,848	24,059,086
Booking Holdings, Inc.	11,683	42,384,522
Caesars Entertainment, Inc. (a)	72,149	3,155,797
Carnival Corp. (a)	337,091	5,508,067
Chipotle Mexican Grill, Inc. (a)	9,182	26,689,962
Darden Restaurants, Inc. (b)	39,987	6,683,827
Domino's Pizza, Inc.	11,671	5,799,086
Expedia Group, Inc. (a)	43,788	6,031,797
Hilton Worldwide Holdings, Inc.	84,439	18,011,683
Las Vegas Sands Corp.	123,693	6,394,928
Marriott International, Inc. Class A	82,610	20,843,329
McDonald's Corp.	242,887	68,481,990
MGM Resorts International (a)	91,574	4,323,209
Norwegian Cruise Line Holdings Ltd. (a)(b)	142,268	2,977,669
Royal Caribbean Cruises Ltd. (a)	78,996	10,981,234
Starbucks Corp.	379,130	34,648,691
Wynn Resorts Ltd.	31,915	3,262,670
Yum! Brands, Inc.	94,103	13,047,381
		303,284,928
Household Durables - 0.4%
D.R. Horton, Inc.	99,999	16,454,835
Garmin Ltd.	51,275	7,633,309
Lennar Corp. Class A	82,762	14,233,409
Mohawk Industries, Inc. (a)	17,681	2,314,266
NVR, Inc. (a)	1,070	8,666,957
PulteGroup, Inc.	71,025	8,567,036
		57,869,812
Leisure Products - 0.0%
Hasbro, Inc.	43,750	2,472,750
Specialty Retail - 2.1%
AutoZone, Inc. (a)	5,790	18,248,054
Bath & Body Works, Inc.	75,659	3,784,463
Best Buy Co., Inc. (b)	64,195	5,265,916
CarMax, Inc. (a)	52,882	4,606,551
Lowe's Companies, Inc.	192,579	49,055,649
O'Reilly Automotive, Inc. (a)	19,780	22,329,246
Ross Stores, Inc.	112,728	16,543,961
The Home Depot, Inc.	333,269	127,841,988
TJX Companies, Inc.	381,619	38,703,799
Tractor Supply Co. (b)	36,212	9,477,405
Ulta Beauty, Inc. (a)	16,261	8,502,552
		304,359,584
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	8,595	8,090,130
lululemon athletica, Inc. (a)	38,452	15,021,274
NIKE, Inc. Class B	407,593	38,305,590
Ralph Lauren Corp.	13,076	2,455,150
Tapestry, Inc.	76,906	3,651,497
VF Corp. (b)	110,392	1,693,413
		69,217,054
TOTAL CONSUMER DISCRETIONARY		1,526,629,828
CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.) (b)	60,543	3,125,230
Constellation Brands, Inc. Class A (sub. vtg.)	53,863	14,637,809
Keurig Dr. Pepper, Inc.	348,805	10,697,849
Molson Coors Beverage Co. Class B	61,960	4,166,810
Monster Beverage Corp. (a)	247,353	14,663,086
PepsiCo, Inc.	460,235	80,545,727
The Coca-Cola Co.	1,302,956	79,714,848
		207,551,359
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	148,583	108,856,363
Dollar General Corp.	73,498	11,470,098
Dollar Tree, Inc. (a)	69,303	9,227,694
Kroger Co.	221,624	12,661,379
Sysco Corp.	166,695	13,532,300
Target Corp.	154,588	27,394,539
Walgreens Boots Alliance, Inc.	239,911	5,203,670
Walmart, Inc.	1,433,380	86,246,475
		274,592,518
Food Products - 0.8%
Archer Daniels Midland Co.	178,620	11,219,122
Bunge Global SA	48,690	4,991,699
Campbell Soup Co. (b)	65,940	2,931,033
Conagra Brands, Inc.	159,925	4,740,177
General Mills, Inc.	190,146	13,304,516
Hormel Foods Corp.	97,033	3,385,481
Kellanova	88,240	5,055,270
Lamb Weston Holdings, Inc.	48,345	5,150,193
McCormick & Co., Inc. (non-vtg.)	84,222	6,469,092
Mondelez International, Inc.	450,864	31,560,480
The Hershey Co.	50,197	9,763,317
The J.M. Smucker Co. (b)	35,506	4,469,140
The Kraft Heinz Co.	267,003	9,852,411
Tyson Foods, Inc. Class A	95,872	5,630,563
		118,522,494
Household Products - 1.2%
Church & Dwight Co., Inc.	82,529	8,608,600
Colgate-Palmolive Co.	275,707	24,827,415
Kimberly-Clark Corp.	112,803	14,591,068
Procter & Gamble Co.	787,908	127,838,073
The Clorox Co.	41,554	6,362,333
		182,227,489
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	77,998	12,023,392
Kenvue, Inc.	577,129	12,385,188
		24,408,580
Tobacco - 0.5%
Altria Group, Inc.	590,497	25,757,479
Philip Morris International, Inc.	519,848	47,628,474
		73,385,953
TOTAL CONSUMER STAPLES		880,688,393
ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	335,158	11,227,793
Halliburton Co.	298,077	11,750,195
Schlumberger Ltd.	477,911	26,194,302
		49,172,290
Oil, Gas & Consumable Fuels - 3.6%
APA Corp.	120,943	4,158,020
Chevron Corp.	580,784	91,612,868
ConocoPhillips Co.	394,485	50,210,051
Coterra Energy, Inc.	252,040	7,026,875
Devon Energy Corp.	214,575	10,767,374
Diamondback Energy, Inc.	59,936	11,877,517
EOG Resources, Inc.	195,264	24,962,550
EQT Corp.	137,612	5,101,277
Exxon Mobil Corp.	1,329,699	154,564,212
Hess Corp.	92,167	14,068,371
Kinder Morgan, Inc.	647,536	11,875,810
Marathon Oil Corp.	196,111	5,557,786
Marathon Petroleum Corp.	123,224	24,829,636
Occidental Petroleum Corp.	220,382	14,322,626
ONEOK, Inc.	195,062	15,638,121
Phillips 66 Co.	143,985	23,518,510
Pioneer Natural Resources Co.	78,225	20,534,063
Targa Resources Corp.	74,697	8,365,317
The Williams Companies, Inc.	407,328	15,873,572
Valero Energy Corp.	114,000	19,458,660
		534,323,216
TOTAL ENERGY		583,495,506
FINANCIALS - 13.0%
Banks - 3.3%
Bank of America Corp.	2,305,418	87,421,451
Citigroup, Inc.	637,255	40,300,006
Citizens Financial Group, Inc.	156,006	5,661,458
Comerica, Inc.	44,227	2,432,043
Fifth Third Bancorp	228,136	8,488,941
Huntington Bancshares, Inc.	485,293	6,769,837
JPMorgan Chase & Co.	968,059	193,902,218
KeyCorp	313,947	4,963,502
M&T Bank Corp.	55,626	8,090,245
PNC Financial Services Group, Inc.	133,273	21,536,917
Regions Financial Corp.	309,384	6,509,439
Truist Financial Corp.	446,582	17,407,766
U.S. Bancorp	521,346	23,304,166
Wells Fargo & Co.	1,205,077	69,846,263
		496,634,252
Capital Markets - 2.8%
Ameriprise Financial, Inc.	33,549	14,709,224
Bank of New York Mellon Corp.	254,262	14,650,576
BlackRock, Inc. Class A	46,824	39,037,169
Blackstone, Inc.	240,877	31,644,011
Cboe Global Markets, Inc.	35,369	6,498,346
Charles Schwab Corp.	498,325	36,048,831
CME Group, Inc.	120,541	25,951,272
FactSet Research Systems, Inc.	12,753	5,794,836
Franklin Resources, Inc.	100,533	2,825,983
Goldman Sachs Group, Inc.	109,201	45,612,166
Intercontinental Exchange, Inc.	191,738	26,350,553
Invesco Ltd.	150,442	2,495,833
MarketAxess Holdings, Inc.	12,683	2,780,748
Moody's Corp.	52,699	20,712,288
Morgan Stanley	419,500	39,500,120
MSCI, Inc.	26,484	14,842,958
NASDAQ, Inc.	127,244	8,029,096
Northern Trust Corp.	68,691	6,108,004
Raymond James Financial, Inc.	62,985	8,088,534
S&P Global, Inc.	107,587	45,772,889
State Street Corp.	101,101	7,817,129
T. Rowe Price Group, Inc.	74,972	9,140,586
		414,411,152
Consumer Finance - 0.5%
American Express Co.	191,488	43,599,903
Capital One Financial Corp.	127,345	18,960,397
Discover Financial Services	83,740	10,977,477
Synchrony Financial	136,267	5,875,833
		79,413,610
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	609,246	256,200,128
Corpay, Inc. (a)	24,191	7,463,891
Fidelity National Information Services, Inc.	198,383	14,716,051
Fiserv, Inc. (a)	200,963	32,117,907
Global Payments, Inc.	87,193	11,654,216
Jack Henry & Associates, Inc.	24,427	4,243,703
MasterCard, Inc. Class A	276,262	133,039,491
PayPal Holdings, Inc. (a)	358,872	24,040,835
Visa, Inc. Class A	529,595	147,799,373
		631,275,595
Insurance - 2.2%
AFLAC, Inc. (b)	176,276	15,135,057
Allstate Corp.	87,898	15,207,233
American International Group, Inc.	235,083	18,376,438
Aon PLC	67,043	22,373,590
Arch Capital Group Ltd. (a)	124,234	11,484,191
Arthur J. Gallagher & Co.	72,594	18,151,404
Assurant, Inc.	17,396	3,274,623
Brown & Brown, Inc.	79,148	6,928,616
Chubb Ltd.	135,708	35,166,014
Cincinnati Financial Corp.	52,585	6,529,479
Everest Re Group Ltd.	14,521	5,772,098
Globe Life, Inc.	28,663	3,335,513
Hartford Financial Services Group, Inc.	99,952	10,300,054
Loews Corp.	61,052	4,779,761
Marsh & McLennan Companies, Inc.	164,748	33,934,793
MetLife, Inc.	205,558	15,233,903
Principal Financial Group, Inc.	73,387	6,334,032
Progressive Corp.	195,989	40,534,445
Prudential Financial, Inc.	120,886	14,192,016
The Travelers Companies, Inc.	76,413	17,585,688
W.R. Berkley Corp. (b)	67,860	6,001,538
Willis Towers Watson PLC	34,335	9,442,125
		320,072,611
TOTAL FINANCIALS		1,941,807,220
HEALTH CARE - 12.3%
Biotechnology - 1.9%
AbbVie, Inc.	591,190	107,655,699
Amgen, Inc.	179,145	50,934,506
Biogen, Inc. (a)	48,523	10,463,014
Gilead Sciences, Inc.	417,217	30,561,145
Incyte Corp. (a)	62,369	3,553,162
Moderna, Inc. (a)	111,076	11,836,259
Regeneron Pharmaceuticals, Inc. (a)	35,374	34,047,121
Vertex Pharmaceuticals, Inc. (a)	86,289	36,069,665
		285,120,571
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	581,313	66,072,036
Align Technology, Inc. (a)	23,862	7,824,827
Baxter International, Inc.	170,024	7,266,826
Becton, Dickinson & Co.	96,735	23,937,076
Boston Scientific Corp. (a)	490,533	33,596,605
Dentsply Sirona, Inc.	71,032	2,357,552
DexCom, Inc. (a)	129,087	17,904,367
Edwards Lifesciences Corp. (a)	203,079	19,406,229
GE Healthcare Technologies, Inc.	141,804	12,891,402
Hologic, Inc. (a)	78,594	6,127,188
IDEXX Laboratories, Inc. (a)	27,802	15,011,134
Insulet Corp. (a)	23,364	4,004,590
Intuitive Surgical, Inc. (a)	117,974	47,082,244
Medtronic PLC (b)	445,268	38,805,106
ResMed, Inc. (b)	49,265	9,755,948
STERIS PLC	33,099	7,441,317
Stryker Corp.	113,225	40,519,831
Teleflex, Inc.	15,759	3,564,213
The Cooper Companies, Inc.	66,542	6,751,351
Zimmer Biomet Holdings, Inc.	69,999	9,238,468
		379,558,310
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	81,447	9,113,919
Cencora, Inc.	55,444	13,472,338
Centene Corp. (a)	178,977	14,046,115
Cigna Group	97,947	35,573,371
CVS Health Corp.	421,401	33,610,944
DaVita, Inc. (a)	18,025	2,488,351
Elevance Health, Inc.	78,677	40,797,172
HCA Holdings, Inc.	66,326	22,121,711
Henry Schein, Inc. (a)	43,512	3,286,026
Humana, Inc.	40,928	14,190,556
Laboratory Corp. of America Holdings	28,406	6,205,575
McKesson Corp.	44,002	23,622,474
Molina Healthcare, Inc. (a)	19,421	7,978,729
Quest Diagnostics, Inc.	37,176	4,948,497
UnitedHealth Group, Inc.	309,715	153,216,011
Universal Health Services, Inc. Class B	20,413	3,724,556
		388,396,345
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	98,115	14,276,714
Bio-Rad Laboratories, Inc. Class A (a)	7,008	2,423,857
Bio-Techne Corp.	52,631	3,704,696
Charles River Laboratories International, Inc. (a)	17,195	4,658,985
Danaher Corp.	220,208	54,990,342
Illumina, Inc. (a)	53,205	7,306,111
IQVIA Holdings, Inc. (a)	61,105	15,452,843
Mettler-Toledo International, Inc. (a)	7,191	9,573,306
Revvity, Inc.	41,291	4,335,555
Thermo Fisher Scientific, Inc.	129,375	75,194,044
Waters Corp. (a)	19,810	6,819,196
West Pharmaceutical Services, Inc.	24,781	9,806,090
		208,541,739
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	681,343	36,949,231
Catalent, Inc. (a)	60,521	3,416,410
Eli Lilly & Co.	267,017	207,728,545
Johnson & Johnson	806,084	127,514,428
Merck & Co., Inc.	848,523	111,962,610
Pfizer, Inc.	1,890,716	52,467,369
Viatris, Inc.	401,400	4,792,716
Zoetis, Inc. Class A	153,735	26,013,499
		570,844,808
TOTAL HEALTH CARE		1,832,461,773
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	23,599	7,383,655
General Dynamics Corp.	76,023	21,475,737
Howmet Aerospace, Inc.	131,020	8,965,699
Huntington Ingalls Industries, Inc.	13,257	3,864,018
L3Harris Technologies, Inc.	63,465	13,524,392
Lockheed Martin Corp.	72,015	32,757,463
Northrop Grumman Corp.	47,225	22,604,719
RTX Corp.	444,292	43,331,799
Textron, Inc.	65,582	6,291,281
The Boeing Co. (a)	192,048	37,063,344
TransDigm Group, Inc.	18,620	22,932,392
		220,194,499
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	39,010	2,970,221
Expeditors International of Washington, Inc.	48,645	5,913,773
FedEx Corp.	76,990	22,307,083
United Parcel Service, Inc. Class B	242,202	35,998,483
		67,189,560
Building Products - 0.5%
A.O. Smith Corp.	41,099	3,676,717
Allegion PLC	29,435	3,965,189
Builders FirstSource, Inc. (a)	41,286	8,610,195
Carrier Global Corp.	279,767	16,262,856
Johnson Controls International PLC	228,205	14,906,351
Masco Corp.	73,614	5,806,672
Trane Technologies PLC	76,199	22,874,940
		76,102,920
Commercial Services & Supplies - 0.6%
Cintas Corp.	28,853	19,822,877
Copart, Inc.	292,592	16,946,929
Republic Services, Inc.	68,481	13,110,003
Rollins, Inc.	93,929	4,346,095
Veralto Corp.	73,455	6,512,520
Waste Management, Inc.	122,733	26,160,539
		86,898,963
Construction & Engineering - 0.1%
Quanta Services, Inc.	48,650	12,639,270
Electrical Equipment - 0.6%
AMETEK, Inc.	77,288	14,135,975
Eaton Corp. PLC	133,708	41,807,817
Emerson Electric Co.	191,442	21,713,352
Generac Holdings, Inc. (a)	20,546	2,591,672
Hubbell, Inc. Class B	17,969	7,458,033
Rockwell Automation, Inc. (b)	38,367	11,177,458
		98,884,307
Ground Transportation - 1.1%
CSX Corp.	661,756	24,531,295
J.B. Hunt Transport Services, Inc.	27,313	5,442,115
Norfolk Southern Corp.	75,619	19,273,015
Old Dominion Freight Lines, Inc.	59,922	13,141,494
Uber Technologies, Inc. (a)	689,080	53,052,269
Union Pacific Corp.	204,194	50,217,430
		165,657,618
Industrial Conglomerates - 0.9%
3M Co.	185,071	19,630,481
General Electric Co.	364,434	63,969,100
Honeywell International, Inc.	220,755	45,309,964
		128,909,545
Machinery - 1.8%
Caterpillar, Inc.	170,470	62,465,322
Cummins, Inc.	45,634	13,446,058
Deere & Co.	87,193	35,813,653
Dover Corp.	46,858	8,302,769
Fortive Corp.	117,431	10,101,415
IDEX Corp.	25,304	6,174,682
Illinois Tool Works, Inc.	91,052	24,431,983
Ingersoll Rand, Inc. (b)	135,544	12,869,903
Nordson Corp.	18,174	4,989,490
Otis Worldwide Corp.	135,775	13,478,384
PACCAR, Inc.	175,156	21,700,077
Parker Hannifin Corp.	43,003	23,900,637
Pentair PLC	55,312	4,725,857
Snap-On, Inc.	17,659	5,230,949
Stanley Black & Decker, Inc.	51,294	5,023,221
Westinghouse Air Brake Tech Co.	60,010	8,742,257
Xylem, Inc.	80,734	10,434,062
		271,830,719
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	219,169	3,364,244
Delta Air Lines, Inc.	214,472	10,266,775
Southwest Airlines Co.	199,825	5,832,892
United Airlines Holdings, Inc. (a)	109,756	5,255,117
		24,719,028
Professional Services - 0.7%
Automatic Data Processing, Inc.	137,553	34,352,486
Broadridge Financial Solutions, Inc.	39,435	8,078,654
Dayforce, Inc. (a)	52,321	3,464,173
Equifax, Inc.	41,287	11,045,098
Jacobs Solutions, Inc.	42,063	6,466,345
Leidos Holdings, Inc.	46,007	6,031,058
Paychex, Inc.	107,230	13,167,844
Paycom Software, Inc.	16,090	3,202,071
Robert Half, Inc.	34,878	2,765,128
Verisk Analytics, Inc.	48,561	11,447,285
		100,020,142
Trading Companies & Distributors - 0.3%
Fastenal Co.	191,613	14,781,027
United Rentals, Inc.	22,499	16,224,254
W.W. Grainger, Inc.	14,792	15,047,902
		46,053,183
TOTAL INDUSTRIALS		1,299,099,754
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	84,379	24,468,222
Cisco Systems, Inc.	1,360,659	67,910,491
F5, Inc. (a)	19,692	3,733,406
Juniper Networks, Inc.	107,795	3,994,883
Motorola Solutions, Inc.	55,574	19,727,659
		119,834,661
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	200,855	23,168,624
CDW Corp.	44,858	11,473,779
Corning, Inc.	257,199	8,477,279
Jabil, Inc.	42,710	5,721,005
Keysight Technologies, Inc. (a)	58,485	9,145,884
TE Connectivity Ltd.	103,399	15,017,671
Teledyne Technologies, Inc. (a)	15,810	6,787,549
Trimble, Inc. (a)	83,233	5,356,876
Zebra Technologies Corp. Class A (a)	17,184	5,179,945
		90,328,612
IT Services - 1.1%
Accenture PLC Class A	209,949	72,770,423
Akamai Technologies, Inc. (a)	50,463	5,488,356
Cognizant Technology Solutions Corp. Class A	166,756	12,221,547
EPAM Systems, Inc. (a)	19,338	5,340,382
Gartner, Inc. (a)	26,101	12,441,564
IBM Corp.	306,395	58,509,189
VeriSign, Inc. (a)	29,512	5,592,819
		172,364,280
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (a)	541,051	97,654,295
Analog Devices, Inc.	166,034	32,839,865
Applied Materials, Inc.	278,619	57,459,596
Broadcom, Inc.	147,353	195,303,140
Enphase Energy, Inc. (a)	45,460	5,499,751
First Solar, Inc. (a)	35,810	6,044,728
Intel Corp.	1,415,762	62,534,208
KLA Corp.	45,284	31,634,044
Lam Research Corp.	43,900	42,651,923
Microchip Technology, Inc.	180,904	16,228,898
Micron Technology, Inc.	369,647	43,577,685
Monolithic Power Systems, Inc.	16,082	10,894,268
NVIDIA Corp.	827,086	747,321,826
NXP Semiconductors NV	86,313	21,385,772
ON Semiconductor Corp. (a)	143,092	10,524,417
Qorvo, Inc. (a)	32,334	3,712,913
Qualcomm, Inc.	373,697	63,266,902
Skyworks Solutions, Inc.	53,660	5,812,451
Teradyne, Inc.	51,150	5,771,255
Texas Instruments, Inc.	304,480	53,043,461
		1,513,161,398
Software - 10.6%
Adobe, Inc. (a)	151,353	76,372,724
ANSYS, Inc. (a)	29,104	10,103,745
Autodesk, Inc. (a)	71,629	18,653,624
Cadence Design Systems, Inc. (a)	91,100	28,357,608
Fair Isaac Corp. (a)	8,322	10,399,254
Fortinet, Inc. (a)	213,421	14,578,789
Gen Digital, Inc.	187,697	4,204,413
Intuit, Inc.	93,737	60,929,050
Microsoft Corp.	2,488,103	1,046,794,681
Oracle Corp.	533,883	67,061,044
Palo Alto Networks, Inc. (a)	105,579	29,998,161
PTC, Inc. (a)	40,029	7,563,079
Roper Technologies, Inc.	35,769	20,060,686
Salesforce, Inc.	324,137	97,623,582
ServiceNow, Inc. (a)	68,644	52,334,186
Synopsys, Inc. (a)	51,072	29,187,648
Tyler Technologies, Inc. (a)	14,104	5,994,341
		1,580,216,615
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	4,860,509	833,480,083
Hewlett Packard Enterprise Co.	435,283	7,717,568
HP, Inc.	291,966	8,823,213
NetApp, Inc.	68,980	7,240,831
Seagate Technology Holdings PLC	65,241	6,070,675
Super Micro Computer, Inc. (a)	16,860	17,029,106
Western Digital Corp. (a)	108,643	7,413,798
		887,775,274
TOTAL INFORMATION TECHNOLOGY		4,363,680,840
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	74,440	18,034,579
Albemarle Corp. (b)	39,265	5,172,771
Celanese Corp. Class A	33,513	5,759,544
CF Industries Holdings, Inc.	63,923	5,319,033
Corteva, Inc.	234,994	13,552,104
Dow, Inc.	235,175	13,623,688
DuPont de Nemours, Inc.	144,026	11,042,473
Eastman Chemical Co.	39,294	3,938,045
Ecolab, Inc.	84,979	19,621,651
FMC Corp. (b)	41,826	2,664,316
International Flavors & Fragrances, Inc. (b)	85,532	7,354,897
Linde PLC	162,369	75,391,174
LyondellBasell Industries NV Class A	85,735	8,768,976
PPG Industries, Inc.	78,966	11,442,173
Sherwin-Williams Co.	78,856	27,389,054
The Mosaic Co.	109,363	3,549,923
		232,624,401
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	20,696	12,706,102
Vulcan Materials Co.	44,492	12,142,757
		24,848,859
Containers & Packaging - 0.2%
Amcor PLC	483,719	4,600,168
Avery Dennison Corp.	26,946	6,015,695
Ball Corp.	105,650	7,116,584
International Paper Co.	115,744	4,516,331
Packaging Corp. of America	29,796	5,654,685
WestRock Co.	86,056	4,255,469
		32,158,932
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	480,159	22,577,076
Newmont Corp.	385,910	13,831,014
Nucor Corp.	82,316	16,290,336
Steel Dynamics, Inc.	50,965	7,554,542
		60,252,968
TOTAL MATERIALS		349,885,160
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	52,726	6,796,909
American Tower Corp.	156,098	30,843,404
AvalonBay Communities, Inc.	47,513	8,816,512
Boston Properties, Inc. (b)	48,368	3,158,914
Camden Property Trust (SBI)	35,793	3,522,031
Crown Castle, Inc.	145,201	15,366,622
Digital Realty Trust, Inc.	101,409	14,606,952
Equinix, Inc.	31,436	25,945,074
Equity Residential (SBI)	115,608	7,296,021
Essex Property Trust, Inc.	21,477	5,257,784
Extra Space Storage, Inc.	70,754	10,400,838
Federal Realty Investment Trust (SBI)	24,604	2,512,560
Healthpeak Properties, Inc.	236,847	4,440,881
Host Hotels & Resorts, Inc.	236,414	4,889,042
Invitation Homes, Inc.	192,740	6,863,471
Iron Mountain, Inc.	97,816	7,845,821
Kimco Realty Corp.	223,084	4,374,677
Mid-America Apartment Communities, Inc.	39,045	5,137,541
Prologis, Inc.	309,389	40,288,636
Public Storage	52,990	15,370,279
Realty Income Corp.	278,461	15,064,740
Regency Centers Corp.	55,085	3,335,948
SBA Communications Corp. Class A	36,141	7,831,755
Simon Property Group, Inc.	109,148	17,080,571
UDR, Inc.	101,270	3,788,511
Ventas, Inc.	134,625	5,861,573
VICI Properties, Inc.	346,449	10,320,716
Welltower, Inc.	185,328	17,317,048
Weyerhaeuser Co.	244,231	8,770,335
		313,105,166
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	99,575	9,682,673
CoStar Group, Inc. (a)	136,737	13,208,794
		22,891,467
TOTAL REAL ESTATE		335,996,633
UTILITIES - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp.	85,413	4,304,815
American Electric Power Co., Inc.	176,095	15,161,780
Constellation Energy Corp.	106,945	19,768,783
Duke Energy Corp.	258,185	24,969,071
Edison International	128,442	9,084,703
Entergy Corp.	70,849	7,487,322
Evergy, Inc.	76,822	4,100,758
Eversource Energy	117,045	6,995,780
Exelon Corp.	333,337	12,523,471
FirstEnergy Corp.	172,787	6,673,034
NextEra Energy, Inc.	687,026	43,907,832
NRG Energy, Inc.	75,645	5,120,410
PG&E Corp.	714,426	11,973,780
Pinnacle West Capital Corp.	37,952	2,836,153
PPL Corp.	246,624	6,789,559
Southern Co.	365,209	26,200,094
Xcel Energy, Inc.	184,814	9,933,753
		217,831,098
Gas Utilities - 0.0%
Atmos Energy Corp.	50,506	6,003,648
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	223,908	4,014,670
Multi-Utilities - 0.6%
Ameren Corp.	87,977	6,506,779
CenterPoint Energy, Inc.	211,210	6,017,373
CMS Energy Corp.	98,645	5,952,239
Consolidated Edison, Inc.	115,605	10,498,090
Dominion Energy, Inc.	280,201	13,783,087
DTE Energy Co.	69,132	7,752,462
NiSource, Inc.	138,534	3,831,850
Public Service Enterprise Group, Inc.	166,875	11,143,913
Sempra (b)	210,737	15,137,239
WEC Energy Group, Inc.	105,663	8,677,046
		89,300,078
Water Utilities - 0.1%
American Water Works Co., Inc.	65,224	7,971,025
TOTAL UTILITIES		325,120,519
TOTAL COMMON STOCKS (Cost $4,229,467,276)		14,760,158,586

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $4,962,188)	5,000,000	4,962,091

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	102,942,688	102,963,277
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	34,107,945	34,111,356
TOTAL MONEY MARKET FUNDS (Cost $137,072,316)		137,074,633

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,371,501,780)	14,902,195,310
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(16,755,708)
NET ASSETS - 100.0%	14,885,439,602

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	446	Jun 2024	118,379,550	2,505,608	2,505,608

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,962,091.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $412,390 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	117,664,213	230,863,123	245,564,059	902,412	-	-	102,963,277	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	37,723,681	298,413,568	302,025,893	45,530	-	-	34,111,356	0.1%
Total	155,387,894	529,276,691	547,589,952	947,942	-	-	137,074,633

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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